SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Demand Charges
The following table summarizes the demand charges, which are net of capacity releases, and are included as a component of natural gas purchases on the Consolidated Statements of Operations for the fiscal years ended September 30:

(Millions)	2020	2019	2018
Energy Services	$121.8	$120.4	$153.0
Natural Gas Distribution	131.9	119.1	92.5
Total	$253.7	$239.5	$245.5

Schedule of Property, Plant and Equipment
Property, plant and equipment was comprised of the following as of September 30:

(Thousands)	Estimated
Property Classifications	Estimated Useful Lives	2020	2019
Distribution facilities	38 to 74 years	$2,688,885	$2,419,381
Transmission facilities	35 to 56 years	332,947	330,912
Storage facilities	34 to 47 years	79,922	79,916
Solar property	15 to 35 years	674,930	593,867
Storage and transportation property	5 to 50 years	428,491	28,445
All other property	5 to 35 years	259,791	48,886
Total property, plant and equipment		4,464,966	3,501,407
Accumulated depreciation and amortization		(742,197)	(691,774)
Property, plant and equipment, net		$3,722,769	$2,809,633

Schedule of Capitalized Amounts Associated with Debt and Equity Component of AFUDC
Capitalized and deferred interest include the following for the fiscal years ended September 30:

($ in thousands)	2020		2019	2018
	NJNG	Adelphia Gateway	NJNG	NJNG
AFUDC:
Debt	$5,134	$1,394	$3,710	$1,979
Equity	14,599	2,454	6,492	5,531
Total	$19,733	$3,848	$10,202	$7,510
Weighted average interest rate	6.79%	8.28%	6.35%	5.94%

Schedule of Restricted Cash	The following table provides a reconciliation of cash and cash equivalents and restricted cash reported in the Consolidated Balance Sheets to the total amounts in the Statements of Cash Flows, as of September 30:

(Thousands)	2020	2019	2018
Balance Sheet
Cash and cash equivalents	$117,012	$2,676	$1,458
Restricted cash in other noncurrent assets	$2,411	$1,387	$252
Statements of Cash Flow
Cash, cash equivalents and restricted cash	$119,423	$4,063	$1,710

Summary of Gas in Storage	The following table summarizes natural gas in storage, at average cost by company, as of September 30:

	2020		2019
($ in thousands)	Natural Gas in Storage	Bcf	Natural Gas in Storage	Bcf
Natural Gas Distribution	$110,037	27.2	$117,413	27.0
Energy Services	57,352	34.3	52,390	25.6
Storage and Transportation	115	0.02	—	—
Total	$167,504	61.52	$169,803	52.6

Schedule of Software Costs Included in the Consolidated Financial Statements
The following table presents the software costs included in the Consolidated Financial Statements, as of September 30:

(Thousands)	2020	2019
Balance Sheets
Utility plant, at cost	$13,452	$—
Construction work in progress	$—	$4,778
Nonutility plant and equipment, at cost	$316	$—
Accumulated depreciation and amortization, utility plant	$(279)	$—
Accumulated depreciation and amortization, nonutility plant and equipment	$(5)	$—
Software costs	$4,707	$1,702
Statements of Operations
Operation and maintenance (1)	$6,720	$9,062
Depreciation and amortization	$284	$—
(1)During fiscal 2020, $63,000 was amortized into O&M.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated future amortization expense as of September 30, is as follows:

(Thousands)
2021	$5,101
2022	$2,611
2023	$2,271
2024	$77

Changes in Components of Accumulated Other Comprehensive Income, Net
The following table presents the changes in the components of accumulated other comprehensive income, net of related tax effects, as of September 30:

(Thousands)	Investments in Equity Securities	Cash Flow Hedges	Postemployment Benefit Obligation		Total
Balance at September 30, 2018	$3,446	$—	$(16,056)		$(12,610)
Other comprehensive income, net of tax
Other comprehensive (loss), before reclassifications, net of tax of $0, $0, $6,557 and $6,557, respectively	—	—	(16,978)		(16,978)
Amounts reclassified from accumulated other comprehensive (loss), net of tax of $0, $0, $(451) and $(451), respectively	—	—	1,247	(1)	1,247
Net current-period other comprehensive income, net of tax of $0, $0, $6,106 and $6,106, respectively	—	—	(15,731)		(15,731)
Reclassifications of certain income tax effects to retained earnings (2)	(3,446)	—	—		(3,446)
Balance at September 30, 2019	$—	$—	$(31,787)		$(31,787)
Other comprehensive income, net of tax
Other comprehensive (loss) income, before reclassifications, net of tax of $0, $3,203, $1,235, $4,438, respectively	—	(10,505)	(4,882)		(15,387)
Amounts reclassified from accumulated other comprehensive loss, net of tax of $0, $(32), $(668), $(700), respectively	—	108	2,751	(1)	2,859
Net current-period other comprehensive income, net of tax of $0, $3,171, $567, $3,738, respectively	—	(10,397)	(2,131)		(12,528)
Balance at September 30, 2020	$—	$(10,397)	$(33,918)		$(44,315)
(1)Included in the computation of net periodic pension cost, a component of O&M expense on the Consolidated Statements of Operations. For more details, see Note 11. Employee Benefit Plans.
(2)Due to the adoption of ASU No. 2016-01, an amendment to ASC 825, Financial Instruments. See Note 2. Summary of Significant Accounting Policies - Recently Adopted Updates to the Accounting Standards Codification section for more details.